Financial instruments - Cash Equivalents and Short-term Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2012
Financial instruments
Cash and cash equivalents	$ 194,263	$ 229,046	$ 51,179	$ 3,113
Short-term deposits	$ 54,620	$ 55,292